Business Combination (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Jul. 14, 2015	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Sep. 30, 2017
Business Acquisition [Line Items]
Business combination, effective date of acquisition				Jul. 14, 2015
Business combination, percentage of capital stock acquired	100.00%
Deferred tax assets, tax credit carryforwards, foreign	$ 43
Deferred tax liabilities, net, total	$ 1
Goodwill			$ 637,528	$ 600,814	$ 600,814
Goodwill, period increase (decrease), total		$ (36,714)	$ 345,781
Advandx [Member]
Business Acquisition [Line Items]
Business acquisition, equity interest issued or issuable, number of shares	681,818
Equity issued in business combination, fair value disclosure	$ 2,584,090
Goodwill	$ 600,814			$ 6